Federated Hermes International Developed Equity Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.2%
		Australia—8.3%
31,418		Australia & New Zealand Banking Group, Melbourne	$634,269
16,742		BHP Billiton Ltd.	631,314
5,256		Breville Group Ltd.	113,402
39,455		Goodman Group	503,337
		TOTAL	1,882,322
		Belgium—0.7%
2,827		Anheuser-Busch InBev NV	162,673
		Denmark—3.3%
7,015		Novo Nordisk A/S	499,071
486		Orsted A/S	78,443
969		Vestas Wind Systems A/S	181,194
		TOTAL	758,708
		Finland—3.4%
24,080		Metso Outotec Ojy	270,337
9,928		Neles OYJ	122,605
19,706		Stora Enso Oyj, Class R	388,000
		TOTAL	780,942
		France—5.3%
10,028		AXA SA	251,578
1,497		Gaztransport Et Technigaz	125,681
4,579		Legrand SA	397,229
4,091		Vinci SA	424,532
		TOTAL	1,199,020
		Germany—4.0%
1,232	[1]	Adidas AG	427,681
1,175		Allianz SE	283,877
1,182		Fresenius Medical Care AG & Co. KGaA	81,824
1,604		Vonovia SE	102,152
		TOTAL	895,534
		Hong Kong—3.8%
59,389		AIA Group Ltd.	743,394
2,300		Jardine Matheson Holdings Ltd.	122,130
		TOTAL	865,524
		Ireland—1.1%
5,353		Smurfit Kappa Group PLC	252,859
		Italy—2.6%
10,314		Prysmian SpA	330,284
25,382	[1]	UniCredit SpA	261,572
		TOTAL	591,856
		Japan—27.3%
2,200		Daifuku Co.	210,086
6,500		Hitachi Ltd.	300,041
4,500		Honda Motor Co., Ltd.	123,755
40,176		Inpex Corp.	304,279
4,700		Itochu Corp.	141,046
3,800		Kao Corp.	256,486

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
6,100		KDDI Corp.	$188,260
12,100		Kurita Water Industries Ltd.	492,895
3,577		Kyocera Corp.	231,755
28,200		Mitsubishi Chemical Holdings Corp.	198,843
5,200		NEC Corporation	285,597
300		Nintendo Co. Ltd.	182,226
1,900		Nitto Denko Corp.	163,267
5,000		Omron Corp.	405,410
20,700		ORIX Corp.	355,966
34,500		Panasonic Corp.	446,356
5,400		Sony Corp.	567,587
1,700		Square Enix Holdings Co. Ltd.	96,321
19,000		T&D Holdings, Inc.	262,239
6,800		Toagosei Co Ltd.	74,559
3,000		Tokio Marine Holdings, Inc.	151,071
5,400		Toyota Motor Corp.	397,797
3,604		Yaoko Co. Ltd.	220,732
8,300		Yokohama Rubber Co. Ltd./The	145,041
		TOTAL	6,201,615
		Netherlands—8.3%
225	[1]	Argenx SE	74,831
1,835		ASML Holding N.V.	1,033,208
2,462		Heineken NV	242,148
48,440		ING Groep N.V.	528,054
		TOTAL	1,878,241
		Norway—3.9%
18,595		Aker BP ASA	486,913
109,927		Elkem ASA	388,244
		TOTAL	875,157
		Singapore—1.6%
47,700		City Developments Ltd.	262,798
5,818		Jardine Cycle & Carriage Ltd.	91,491
		TOTAL	354,289
		Spain—3.0%
22,179		Iberdrola SA	278,451
4,051		Red Electrica Corporacion SA	67,483
9,022		Siemens Gamesa Renewable Energy SA	333,955
		TOTAL	679,889
		Sweden—3.8%
7,907		Essity Aktiebolag	237,370
18,144		Husqvarna AB, Class B	221,295
15,726	[1]	Volvo AB, Class B	401,564
		TOTAL	860,229
		Switzerland—9.5%
1,031		Lonza Group AG	649,564
5,173		Nestle S.A.	540,195
1,909		Roche Holding AG	624,018
847		Zurich Insurance Group AG	345,372
		TOTAL	2,159,149

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—10.3%
3,049		AstraZeneca PLC	$295,117
5,017	[1]	Greggs PLC	145,806
127,537		M&G PLC	326,718
6,005		National Grid-SP PLC	66,946
3,228	[1]	Ocado Group PLC	98,917
23,134		Prudential PLC	453,731
21,627		Smith & Nephew PLC	417,203
36,936		Tate & Lyle PLC	374,022
93,320		Vodafone Group PLC	158,669
		TOTAL	2,337,129
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $18,083,686)	22,735,136
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(35,107)
		TOTAL NET ASSETS—100%	$22,700,029
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$122,130	$22,613,006	$—	$22,735,136
TOTAL SECURITIES	$122,130	$22,613,006	$—	$22,735,136